Reportable Segments Revenues by Products and Services (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues by Products and Services:
Revenues	$ 2,019	$ 1,658	$ 1,658	$ 2,229	$ 1,666	$ 1,322	$ 1,369	$ 1,920	$ 7,564	$ 6,277	$ 5,699
Electric Delivery [Member]
Revenues by Products and Services:
Revenues									3,019	3,232	2,997
Retail Electric Sales [Member]
Revenues by Products and Services:
Revenues									486
Wholesale Electric Sales [Member]
Revenues by Products and Services:
Revenues									14
Retail Gas Sales [Member]
Revenues by Products and Services:
Revenues									3,563	2,857	2,530
Wholesale Gas Sales [Member]
Revenues by Products and Services:
Revenues									0	0	0
Gas Transportation and Processing [Member]
Revenues by Products and Services:
Revenues									33	32	29
Energy Products and Services [Member]
Revenues by Products and Services:
Revenues									449	156	143
CenterPoint Energy Houston Electric, LLC
Revenues by Products and Services:
Revenues	680	859	765	686	728	897	854	755	2,990	3,234	2,998
CenterPoint Energy Houston Electric, LLC | Electric Delivery [Member]
Revenues by Products and Services:
Revenues									2,990	3,234	2,998
CenterPoint Energy Houston Electric, LLC | Retail Gas Sales [Member]
Revenues by Products and Services:
Revenues									0	0	0
CenterPoint Energy Houston Electric, LLC | Wholesale Gas Sales [Member]
Revenues by Products and Services:
Revenues									0	0	0
CenterPoint Energy Houston Electric, LLC | Gas Transportation and Processing [Member]
Revenues by Products and Services:
Revenues									0	0	0
CenterPoint Energy Houston Electric, LLC | Energy Products and Services [Member]
Revenues by Products and Services:
Revenues									0	0	0
CenterPoint Energy Resources Corp.
Revenues by Products and Services:
Revenues	$ 860	$ 420	$ 526	$ 1,212	$ 933	$ 422	$ 511	$ 1,165	3,018	3,031	2,688
CenterPoint Energy Resources Corp. | Electric Delivery [Member]
Revenues by Products and Services:
Revenues									0	0	0
CenterPoint Energy Resources Corp. | Retail Gas Sales [Member]
Revenues by Products and Services:
Revenues									2,831	2,857	2,530
CenterPoint Energy Resources Corp. | Wholesale Gas Sales [Member]
Revenues by Products and Services:
Revenues									0	0	0
CenterPoint Energy Resources Corp. | Gas Transportation and Processing [Member]
Revenues by Products and Services:
Revenues									33	32	29
CenterPoint Energy Resources Corp. | Energy Products and Services [Member]
Revenues by Products and Services:
Revenues									154	142	129
Electric Transmission & Distribution [Member]
Revenues by Products and Services:
Revenues									2,996	3,232	2,997
Indiana Electric Integrated [Member]
Revenues by Products and Services:
Revenues									523
Natural Gas Distribution [Member]
Revenues by Products and Services:
Revenues									3,745	3,030	2,688
Natural Gas Distribution [Member] | CenterPoint Energy Resources Corp.
Revenues by Products and Services:
Revenues									3,013	3,030	2,688
Midstream Investments [Member]
Revenues by Products and Services:
Revenues									0	0	0
Corporate and Other [Member]
Revenues by Products and Services:
Revenues									300	15	14
Corporate and Other [Member] | CenterPoint Energy Resources Corp.
Revenues by Products and Services:
Revenues									5	1	0
Intersegment Eliminations [Member]
Revenues by Products and Services:
Revenues									0	0	0
Intersegment Eliminations [Member] | CenterPoint Energy Resources Corp.
Revenues by Products and Services:
Revenues									$ 0	$ 0	$ 0